Trade and other receivables - Movements in the provision for impairment of trade and other receivables (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	R 286,406
Closing balance	376,475	R 286,406
Provision for impairment
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	(20,694)	(13,346)
Increase in provision for impairment (note 32.2)	(29,725)	(24,143)
Amount written off during the year as irrecoverable	7,861	19,354
Foreign currency translation differences	(1,210)	612
Closing balance	(43,768)	(20,694)
Previously stated | Provision for impairment
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	(17,523)
Closing balance		(17,523)
IFRS 9 | Increase on initial application of IFRS 9 | Provision for impairment
Movements in the Group’s provision for impairment of trade and other receivables:
Opening balance	R (3,171)
Closing balance		R (3,171)